BASIS OF PREPARATION AND MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Basis Of Preparation And Material Accounting Policies [Abstract]
Summary of Company's Corporates Structure
These consolidated financial statements include the financial statements of Embraer and subsidiaries listed below:

Entity		2025	2024	Country	Core activities
Direct controlled
ELEB Equipamentos Ltda.	(i)	—%	100%	Brazil	Sale of hydraulic and mechanical equipment for the aviation industry
Embraer Aircraft Holding, Inc.		100%	100%	USA	Concentrates corporate activities in the USA
Embraer Aviation International - EAI		100%	100%	France	Sale of parts and after sale services in Europe, Africa and the Middle East
Embraer Defesa e Segurança Participações S.A.		100%	100%	Brazil	Coordinates investments in the Defense & Security segments
Embraer GPX Ltda.		100%	100%	Brazil	No operations
Embraer Netherlands B.V.		100%	100%	Netherlands	Concentrates corporate activities in Europe for leasing and selling used aircraft
Embraer Netherlands Finance B.V.		100%	100%	Netherlands	Financial operations raising and investing funds of the Embraer Group
Embraer Overseas Ltd.	(ii)	—%	100%	Cayman Islands	Financial operations raising and investing funds of the Embraer Group
Embraer Spain Holding Co. SL		100%	100%	Spain	Concentrates corporate activities abroad

Fundo de Investimento em Participações Embraer Ventures		100%	100%	Brazil	Exclusive fund created with the objective of technological and financial aggregation based on investment and support to small and medium-sized companies focused on disruptive innovation in areas related to the A&D sector.
Yaborã Indústria Aeronáutica S.A.		100%	100%	Brazil	No operations
Indirect controlled
Airholding S.A.	(i)	—%	100%	Portugal	Coordinates investments in subsidiaries in Portugal
Atech - Negócios em Tecnologias S.A.		100%	100%	Brazil	Development and control, communications, computer and intelligence services
Coqueiro Par Participações Ltda. ("Coqueiro")	(i)	—	100%	Brazil	Participation in other companies.
ECC Investment Switzerland AG		100%	100%	Switzerland	Coordinates investments in subsidiaries abroad
Embraer (China) Aircraft Technical Services Co. Ltd.		100%	100%	China	Sale of spare parts and support services in China
Embraer Aircraft Customer Services, LLC		100%	100%	USA	Sale of spare parts and support services in North America and the Caribbean
Embraer Aircraft Maintenance Services, LLC		100%	100%	USA	Maintenance of aircraft and components
Embraer Asia Pacific PTE. Ltd.		100%	100%	Singapore	Sale of spare parts and support services in Asia
Embraer Business Innovation Center, Inc.		100%	100%	USA	R&D of technological innovations in the aerospace sector and related areas
Embraer CAE Training Services (NL) B.V.		51%	51	Netherlands	Pilot, mechanic and crew training
Embraer CAE Training Services (U.K.) Limited	(iii)	51%	51	United Kingdon	Pilot, mechanic and crew training
Embraer CAE Training Services (BR) Ltd.	(iii)	51%	—%	Brazil	Pilot, mechanic and crew training
Embraer CAE Training Services, LLC		51%	51%	USA	Pilot, mechanic and crew training
Embraer Defense and Security, Inc.		100%	100%	USA	Supply of Super Tucano aircraft to the American Air Force (LAS)
Embraer Engineering & Technology Center USA, Inc.		100%	100%	USA	Engineering services related to aircraft research and development
Embraer Executive Aircraft, Inc.		100%	100%	USA	Final assembly and delivery of executive jets
Embraer Executive Jet Services, LLC		100%	100%	USA	After sale support and aircraft maintenance
Embraer Finance Ltd.		100%	100%	Cayman Islands	Support to the Company in structuring specific operations
Embraer Portugal S.A.		100%	100%	Portugal	Coordinates investments and economic activities in subsidiaries in Portugal
Embraer India Private Ltd.	(iv)	100%	—%	India	No operation
Eve Holding, Inc. ("Eve Holding")	(v)	72.7%	83.7%	USA	Publicly held company, with shares traded on the NYSE, which owns the full interest of EVE UAM, LLC.
Eve Soluções de Mobilidade Aérea Urbana Ltda.	(v)	72.7%	83.7%	Brazil	Eve subsidiary with operations in Brazil.
Eve UAM, LLC.	(v)	72.7%	83.7%	USA	Development, design, manufacture, marketing, certification and support of aircraft and urban air traffic management solutions related to urban air mobility.

EZS Informática S.A.		100%	100%	Brazil	Retail trade of computer products, maintenance, repair and related services
OGMA - Indústria Aeronáutica de Portugal S.A.		65%	65%	Portugal	Aviation maintenance and production
Tempest Security Intelligence Limited		100%	100%	United Kingdon	Retail trade of computer products, maintenance, repair and related services
Tempest Serviços de Informática S.A. ("Tempest")		100%	100%	Brazil	Research, development and services in the areas of Information Technology, Information Security and Intelligence
Visiona Internacional B.V.		51%	51%	Netherlands	International subsidiary of Visiona
Visiona Tecnologia Espacial S.A.		51%	51%	Brazil	Supply and development of satellite solutions
Joint operations
EZ Air Interior Limited	(vi)	50%	50%	Ireland	Fabrication of interiors for commercial aircraft
The main changes that occurred during 2025 are:
(i)In January 2025, Embraer merged the entity ELEB Equipamentos Ltda. In the same month, Airholding S.A. was merged into Embraer Portugal S.A., and Coqueiro Par Participações Ltda. was merged into Embraer Defesa e Segurança Participações S.A.
(ii)In November 2025, Embraer Overseas Ltd. formally ceased its operating activities.
(iii)In April 2025, the subsidiary Embraer CAE Training Services (BR) Ltd. was incorporated in Brazil and is wholly owned by Embraer CAE Training Services (NL) B.V.
(iv)In March 2025, the subsidiary Embraer India Private Ltd. was incorporated in India. It is 99.9% owned by Embraer Netherlands B.V. and 0.01% owned by Embraer Asia Pacific PTE. Ltd. The entity is not yet operational.
(v)The reduction in the interest share to 72.7% was mainly driven by the issuance of 47,422,680 new shares by Eve Holding in connection with a capital contribution of US$230.0 million. Embraer Aircraft Holding, Inc. contributed US$20.0 in September 2025, and received 4,123,711 shares. The remaining shareholders contributed US$210.0 million in August 2025 and received 43,298,969 shares. The Company’s ownership interest in Eve Soluções de Mobilidade Aérea Urbana Ltda. and Eve UAM, LLC, both subsidiaries of Eve Holding, decreased by the same proportion. Out of the total US$149.9 result in transaction with non-controlling interests, US$133.1 is attributed to this transaction and corresponding transaction costs.
(vi)In December 2025, the Company entered into an agreement with Safran Cabin to acquire an additional 50% ownership interest in EZ Air Interior Limited, as well as aftermarket, engineering, and manufacturing activities in Brazil. Since the closing of the transaction is subject to precedent conditions, no financial effects were identified for recognition as of December 31, 2025.